Label	Element	Value
Virtus AlphaSimplex Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus AlphaSimplex Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund pursues an absolute return strategy that seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 28 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Virtus AlphaSimplex Managed Futures Strategy Fund, a series of Virtus Alternative Solutions Trust, is the successor of the AlphaSimplex Managed Futures Strategy Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on May 19, 2023.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Due to the short-term nature of the fund’s investment portfolio, the fund does not calculate a portfolio turnover rate. If a portfolio turnover rate were calculated and included the fund’s short-term instruments, the fund would have a high portfolio turnover rate.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to generate positive absolute returns over time. Under normal market conditions, the fund’s subadviser, AlphaSimplex Group, LLC (“AlphaSimplex”), typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also seeking to add value through volatility management. These market exposures, which are expected to change over time, may include primarly exposures to the returns of U.S. and non-U.S. equity and fixed-income securities indices (including both broad- and narrow-based securities indices), currencies and commodities. AlphaSimplex will have great flexibility to allocate the fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. AlphaSimplex uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments across time periods of various lengths. AlphaSimplex believes that asset prices may show persistent trending behavior due to a number of behavioral biases among market participants as well as certain risk-management policies that will identify assets to purchase in upward-trending markets and identify assets to sell in downward-trending markets. AlphaSimplex believes that following trends across a widely diversified set of assets, combined with active risk management, may allow it to earn a positive expected return over time. The fund may have both “short” and “long” exposures within an asset class based upon AlphaSimplex’s analysis of multiple time horizons to identify trends in a particular asset class. A “short” exposure will benefit when the underlying asset class decreases in price. A “long” exposure will benefit when the underlying asset class increases in price. AlphaSimplex will scale the notional exposure of the fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the fund’s overall portfolio. As of the date of this prospectus, AlphaSimplex targets an annualized volatility level of 17% or less (as measured by the standard deviation of the fund’s returns). The standard deviation is a measure of how dispersed the data are in relation to the average data point. For a particular time period, the standard deviation of the fund’s returns is, therefore, a measure of how dispersed daily fund returns are relative to the average daily fund return during this period. A low standard deviation means that daily returns are clustered around the average daily return. On the other hand, a high standard deviation means that daily returns are more spread out. Some investors use standard deviation as a measure of risk to compare the expected risk and volatility of various investment options. For example, a typical equity fund will have a higher standard deviation of returns than a typical money market fund, as equity funds generally experience higher volatility of returns as compared to a money market fund. The fund’s actual or realized volatility during certain periods or over time may materially exceed its target volatility for various reasons, including changes in market levels of volatility and because the fund’s portfolio may include instruments that are inherently volatile. This would increase the risk of investing in the fund.

Under normal market conditions, it is expected that no more than 25% of the fund’s total assets will be dedicated to initial and variation margin payments relating to the fund’s derivative transactions. The gross notional value of the fund’s derivative investments, however, will generally exceed 25% of the fund’s total assets, and may significantly exceed the total value of the fund’s assets. The fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high-quality securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Money Market Portion”), although the fund may invest less than this percentage. AlphaSimplex will determine the percentage of the fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the fund’s investments in derivatives and, secondarily, to provide the fund with incremental income and liquidity. Although the fund will invest a significant portion of its assets in money market instruments, the fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the fund’s shares may decrease. The fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the fund will not seek to maintain a stable net asset value. The fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in such industry.

AlphaSimplex will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. Duration for all assets in the Money Market Portion is limited to 397 days or less and the weighted average maturity is limited to 120 days or less. AlphaSimplex will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the fund does not intend to invest in physical commodities directly, the fund expects to seek to gain its exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”). The fund may invest up to 25% of its total assets in the Subsidiary. The strategies and risks described herein for the fund are therefore also applicable to the Subsidiary. Under normal market conditions, no more than 10% of the fund’s total assets are expected to be dedicated to initial and variation margin payments relating to these transactions.

Although the fund seeks positive absolute returns over time, it is likely that the fund’s investment returns may be volatile over short periods of time. The fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the fund’s returns over time or during any period will be positive or that the fund will outperform the overall security markets over time or during any particular period.

The fund may engage in active and frequent trading of securities and other instruments, including derivatives. Due to the short-term nature of the fund’s investment portfolio, the fund does not calculate a portfolio turnover rate. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the fund may exceed these limits from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. Therefore, the performance tables below include the performance of the shares of the Predecessor Fund prior to the fund’s commencement date. The Predecessor Fund and the fund have identical investment objectives and substantially identical investment strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and the Credit Suisse Managed Futures Liquid Index and the SG Trend Index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes, including equities, fixed income, commodities and currencies. The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The indexes are calculated on a total return basis with net dividends reinvested. The indexes are unmanaged, and are not available for direct investment.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares (previously the Predecessor Fund's Class Y Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2022, Q1:	18.13%	Worst Quarter:	2015, Q2:	-10.57%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/24; includes returns of the Predecessor Fund)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes, including equities, fixed income, commodities and currencies. The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of this Index. The indexes are calculated on a total return basis with net dividends reinvested. The indexes are unmanaged, and are not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus AlphaSimplex Managed Futures Strategy Fund | Principal Risks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

Virtus AlphaSimplex Managed Futures Strategy Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Virtus AlphaSimplex Managed Futures Strategy Fund | Derivatives Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Virtus AlphaSimplex Managed Futures Strategy Fund | Equity Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus AlphaSimplex Managed Futures Strategy Fund | Interest Rate Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Virtus AlphaSimplex Managed Futures Strategy Fund | Credit Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus AlphaSimplex Managed Futures Strategy Fund | Currency Rate Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Virtus AlphaSimplex Managed Futures Strategy Fund | Commodity and Commodity-linked Instruments Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Commodity and Commodity-linked Instruments Risk: Commodities and commodity-linked instruments will subject the fund’s portfolio to greater volatility than investments in traditional securities, and will depend on factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand distruptions. Commodity-linked instruments may experience returns different from the commodity they attempt to track and may also be exposed to counterparty risk.

Virtus AlphaSimplex Managed Futures Strategy Fund | Foreign Currency Transactions Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Foreign Currency Transactions Risk: The fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
Virtus AlphaSimplex Managed Futures Strategy Fund | Foreign Investing Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus AlphaSimplex Managed Futures Strategy Fund | Leverage Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

Virtus AlphaSimplex Managed Futures Strategy Fund | Financial Services Industry Concentration Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Financial Services Industry Concentration Risk: Events negatively affecting companies in the financial services industry may cause the value of the fund’s shares to decrease, perhaps significantly. Since the fund concentrates its assets in the financial services industry, the fund is more vulnerable to conditions that negatively affect companies in the financial services industry as compared to a fund that does not concentrate holdings in such securities.

Virtus AlphaSimplex Managed Futures Strategy Fund | Portfolio Turnover Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Portfolio Turnover Risk: The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. Effects of frequent trading of securities and other instruments, including derivatives, may include high transaction costs, which may lower the fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders. Trading costs and tax effects associated with frequent trading may adversely affect the fund’s performance. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Virtus AlphaSimplex Managed Futures Strategy Fund | Quantitative Model Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Quantitative Model Risk: Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.

Virtus AlphaSimplex Managed Futures Strategy Fund | Market Volatility Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Virtus AlphaSimplex Managed Futures Strategy Fund | Allocation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Allocation Risk: If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

Virtus AlphaSimplex Managed Futures Strategy Fund | Counterparty Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Virtus AlphaSimplex Managed Futures Strategy Fund | Liquidity Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.
Virtus AlphaSimplex Managed Futures Strategy Fund | Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	> Management Risk: The subadviser’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.
Virtus AlphaSimplex Managed Futures Strategy Fund | Non-U.S. Government Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Non-U.S. Government Securities Risk: When the Fund invests in debt instruments issued by a government outside the U.S., the Fund is exposed to the risks that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) the issuing government may default on its debt instruments, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Virtus AlphaSimplex Managed Futures Strategy Fund | Redemption Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Virtus AlphaSimplex Managed Futures Strategy Fund | Short Sales Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Short Sales Risk: Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the fund covers its short position, the fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Virtus AlphaSimplex Managed Futures Strategy Fund | Subsidiary Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Subsidiary Risk: By investing in the Subsidiary, the fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus and the fund’s Statement of Additional Information, and could adversely affect the fund.

Virtus AlphaSimplex Managed Futures Strategy Fund | Government Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> U.S. Government Securities Risk: U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the fund’s shares.

Virtus AlphaSimplex Managed Futures Strategy Fund | Valuation Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

> Valuation Risk: This is the risk that the fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Virtus AlphaSimplex Managed Futures Strategy Fund | FT Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FT Wilshire 5000 Index
1 Year	rr_AverageAnnualReturnYear01	23.76%
5 Years	rr_AverageAnnualReturnYear05	14.10%
10 Years	rr_AverageAnnualReturnYear10	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception	13.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
Virtus AlphaSimplex Managed Futures Strategy Fund | Credit Suisse Managed Futures Liquid Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Credit Suisse Managed Futures Liquid Index
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
Virtus AlphaSimplex Managed Futures Strategy Fund | SG Trend Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	SG Trend Index
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	7.75%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017
Virtus AlphaSimplex Managed Futures Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 713
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,470
10 Years	rr_ExpenseExampleYear10	2,560
1 Year	rr_ExpenseExampleNoRedemptionYear01	713
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,080
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,470
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,560
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.86%)
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	1.88%
Virtus AlphaSimplex Managed Futures Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 348
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,342
10 Years	rr_ExpenseExampleYear10	2,869
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	782
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,869
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.25%)
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	1.68%
Virtus AlphaSimplex Managed Futures Strategy Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASFYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 148
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,857
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	484
5 Years	rr_ExpenseExampleNoRedemptionYear05	844
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,857
Annual Return 2015	rr_AnnualReturn2015	(1.22%)
Annual Return 2016	rr_AnnualReturn2016	(5.47%)
Annual Return 2017	rr_AnnualReturn2017	6.48%
Annual Return 2018	rr_AnnualReturn2018	(12.35%)
Annual Return 2019	rr_AnnualReturn2019	8.35%
Annual Return 2020	rr_AnnualReturn2020	13.56%
Annual Return 2021	rr_AnnualReturn2021	3.53%
Annual Return 2022	rr_AnnualReturn2022	35.65%
Annual Return 2023	rr_AnnualReturn2023	(10.32%)
Annual Return 2024	rr_AnnualReturn2024	(3.22%)
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.57%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.22%)
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Virtus AlphaSimplex Managed Futures Strategy Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	0.97%
Virtus AlphaSimplex Managed Futures Strategy Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Virtus AlphaSimplex Managed Futures Strategy Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%	[1]
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	445
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,715
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	445
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,715
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.11%)
5 Years	rr_AverageAnnualReturnYear05	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2017

[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, 1.45% for Class I Shares and 1.33% for Class R6 Shares through May 19, 2026. Prior to May 19, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.